February 25, 1997


U.S. Securities and Exchange Commission
Attn: Filing Desk
450 5th Street, N.W.
Washington, DC  20549


RE: Rule 24(f)-2 Notice for Harris Insight Funds Trust
    File No.   33-64915

Dear Gentlemen and Ladies:

Pursuant to Rule 24(f)-2 of the Investment Company Act of 1940, the above referenced Fund hereby files the following:

1. Rule 24(f)-2 Notice; and
2. Opinion of Counsel.

We will obtain confirmation of this filing via our CompuServe account, 72741,733. If there are any questions on this filing I can be reached at
(302) 791-2919.

Very Truly Yours,

Wendy McGee
Legal Assistant

Enclosures


                    U.S. SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                 FORM 24f-2
                      Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2

1.  Name and address of issuer:   Harris Insight Funds Trust
                                  60 State Street, Suite 1300
                                  Boston, MA 02109

2.  Name of each series or class of funds for which this notice is filed:

    Tax-Exempt Bond Fund
    Intermediate Tax-Exempt Bond Fund
    Bond Fund
    Index Fund
    Small-Cap Opportunity Fund
    Equity Income Fund
    Growth Fund
    International Fund

3.  Investment Company Act File Number:    811-7447

    Securities Act File Number:   33-64915

4.  Last day of fiscal year for which this notice is filed:   12/31/96

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                        [      ]

6.  Date of termination of issuer's declaration under rule 24f-2(a)(1), if
    applicable:   N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the
    beginning of the fiscal year:   None

8.  Number and amount of securities registered during the fiscal year other
    than pursuant to rule 24f-2:   None

9.  Number and aggregate sale price of securities sold during the fiscal year:

                                           Number            Sale Price
    Tax-Exempt Bond Fund                 18,121,853        $ 190,846,486
    Intermediate Tax-Exempt Bond Fund    23,881,199          255,830,844
    Bond Fund                             4,341,779           43,424,753
    Index Fund                            8,520,591          142,985,453
    Small-Cap Opportunity Fund           10,258,036          147,452,905
    Equity Income Fund                    2,540,243           33,911,293
    Growth Fund                           4,278,922           73,118,462
    International Fund                    8,075,835          123,971,666
    Total                                80,018,458       $1,011,541,862

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                                           Number            Sale Price
    Tax-Exempt Bond Fund                 18,121,853        $ 190,846,486
    Intermediate Tax-Exempt Bond Fund    23,881,199          255,830,844
    Bond Fund                             4,341,779           43,424,753
    Index Fund                            8,520,691          142,985,453
    Small-Cap Opportunity Fund           10,258,036          147,452,905
    Equity Income Fund                    2,540,243           33,911,293
    Growth Fund                           4,278,922           73,118,462
    International Fund                    8,075,835          123,971,666
    Total                                80,018,458       $1,011,541,862

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

                                           Number            Sale Price
    Tax-Exempt Bond Fund                    2,130            $ 21,928
    Intermediate Tax-Exempt Bond Fund         828               8,778
    Bond Fund                              10,335             104,142
    Index Fund                              1,204              21,705
    Small-Cap Opportunity Fund             56,707             872,195
    Equity Income Fund                     11,001             153,022
    Growth Fund                            10,959             208,010
    International Fund                    149,469              55,550
    Total                                 242,633          $1,445,330

12. Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the
    fiscal year in reliance on rule 24f-2 (from Item 10):      $1,011,541,862


    (ii) Aggregate price of shares issued in connection with
    dividend reinvestment plans (from Item 11, if applicable): +    1,445,330

    (iii) Aggregate price of shares redeemed or repurchased
    during the fiscal year (if applicable):                    - 108,624,033

    (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant
    to rule 24e-2 (if applicable):                             +     0

    (v) Net aggregate price of securities sold and issued
    during the fiscal year in reliance on rule 24f-2
    [line (i), plus line (ii), less line (iii), plus
    line (iv)] (if applicable):                                $ 904,363,159

    (vi) Multiplier prescribed by Section 6(b) of the
    Securities Act of 1933 or other applicable law
    or regulation:                                             /    3300

    (vii) Fee due [line (i) or line (v) multiplied by
    line (vi)]:                                                $ 274,049.44

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                       [ X ]

Date of mailing or wire transfer of filing fees to the Commission's
lockbox depository:   2/21/97


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:     /s/Richard W. Ingram
        Richard W. Ingram
        President and Treasurer

Date:   February 25, 1997




February 24, 1997

Harris Insight Funds Trust
60 State Street, #1300
Boston, Massachusetts  02109

Ladies and Gentlemen:

Rule 24f-2 Notice

We have represented Harris Insight Funds Trust, a Massachusetts business trust (Trust), in connection with the filing with the Securities and Exchange Commission of the Trust's Rule 24f-2 Notice for the fiscal year ended December 31, 1996 pursuant to Rule 24f-2 under the Investment Company Act of 1940 (Rule 24f-2). In this connection, we have examined originals, or copies certified or otherwise identified to our satisfaction, of such documents, corporate or other records, certificates and other papers as we deem it necessary to examine for the purpose of this opinion, including the agreement and declaration of trust and bylaws of the Trust and resolutions of its board of trustees authorizing the issuance of shares.

Based upon the foregoing examination, we are of the opinion that the following shares of beneficial interest, no par value, of the Trust sold during the 1996 fiscal year in reliance upon registration pursuant to rule 24f-2 were legally issued, fully paid and nonassessable (although shareholders of the Trust may be subject to liability under certain circumstances as described in the prospectus of the Trust included in its registration statement on form N-1A):

                                                   Shares Sold Pursuant
                                                      to Rule 24f-2

Harris Insight Tax-Exempt Bond Fund                    18,121,853
Harris Insight Intermediate Tax-Exempt Bond Fund       23,881,199
Harris Insight Bond Fund                                4,341,779
Harris Insight Index Fund                               8,520,591
Harris Insight Small-Cap Opportunity Fund              10,258,036
Harris Insight Equity Income Fund                       2,540,243
Harris Insight Growth Fund                              4,278,922
Harris Insight International Fund                       8,075,835

We consent to the filing of this opinion with the Trust's Rule 24f-2 Notice. In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933.


Very truly yours,


/s/Bell, Boyd & Lloyd
Bell, Boyd & Lloyd